Business And Summary Of Significant Accounting Policies - Reclass Adjustments (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of sales									$ 705,698	$ 461,545	$ 449,228
Research and development	$ 601	$ 518	$ 581	$ 429	$ 373	$ 1,329	$ 933	$ 820	2,129	3,456	2,534
Selling and administrative expenses	15,683	14,234	16,239	15,876	15,389	13,293	12,169	11,656	62,032	52,506	58,515
Other (income) expense, net	828	1,502	(974)	2,005	(6,426)	(404)	1,423	3,304	$ 3,361	(2,104)	(4,266)
As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of sales										461,339	448,016
Research and development	601	518	581	429	159	1,338	943	829		2,951	2,399
Selling and administrative expenses	15,683	14,234	16,239	15,876	12,280	13,322	12,195	11,683		49,479	57,784
Other (income) expense, net	$ 828	$ 1,502	$ (974)	$ 2,005	(1,976)	(643)	1,186	3,067		1,634	(2,188)
Effect of Accounting Change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of sales										206	1,212
Research and development					532	(9)	(10)	(9)		505	135
Selling and administrative expenses					3,109	(29)	(26)	(27)		3,027	731
Other (income) expense, net					$ (4,450)	$ 239	$ 237	$ 237		$ (3,738)	$ (2,078)